Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of April 2013

Collection Period Start	1-Apr-13	Distribution Date	15-May-13
Collection Period End	30-Apr-13	30/360 Days	30
Beg. of Interest Period	15-Apr-13	Actual/360 Days	30
End of Interest Period	15-May-13

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	680,227,888.80	632,573,320.17	0.5412651
Total Securities		1,168,693,999.35	680,227,888.80	632,573,320.17	0.5412651
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.378700%	378,000,000.00	45,533,889.45	0.00	0.0000000
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	348,879,320.82	0.9939582
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	45,533,889.45	14,369.74	120.4600250	0.0380152
Class A-3 Notes	2,120,679.18	269,100.00	6.0418210	0.7666667
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	47,654,568.63	361,386.41

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,377,910.92
Monthly Interest				3,688,940.72
Total Monthly Payments				13,066,851.64

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				390,705.60
Aggregate Sales Proceeds Advance				15,611,052.44
Total Advances				16,001,758.04

Vehicle Disposition Proceeds:
Reallocation Payments				22,754,824.54
Repurchase Payments				921,370.42
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				12,166,523.53
Excess Wear and Tear and Excess Mileage				201,227.16
Remaining Payoffs				0.00
Net Insurance Proceeds				593,928.37
Residual Value Surplus				1,000,609.72
Total Collections				66,707,093.42

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	19,362,954.54			1,293
Involuntary Repossession	308,591.00			20
Voluntary Repossession	280,928.00			19
Full Termination	2,772,795.00			179
Bankruptcy	29,556.00			2
Insurance Payoff		585,173.11		28
Customer Payoff			168,039.24	11
Grounding Dealer Payoff			7,556,633.39	378
Dealer Purchase			3,503,539.13	163
Total	22,754,824.54	585,173.11	11,228,211.76	2,093

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of April 2013

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	37,752	789,047,811.50	7.00000%	680,227,888.80
Total Depreciation Received		(10,133,806.66)		(9,086,592.45)
Principal Amount of Gross Losses	(55)	(1,168,273.89)		(1,013,422.83)
Repurchase / Reallocation	(58)	(1,027,542.37)		(921,370.42)
Early Terminations	(1,270)	(22,525,511.49)		(19,437,502.33)
Scheduled Terminations	(1,008)	(19,598,018.27)		(17,195,680.60)
Pool Balance - End of Period	35,361	734,594,658.82		632,573,320.17

Remaining Pool Balance
Lease Payment				129,157,141.65
Residual Value				503,416,178.52
Total				632,573,320.17

III. DISTRIBUTIONS

Total Collections					66,707,093.42
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					66,707,093.42

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					539,671.39
3. Reimbursement of Sales Proceeds Advance					10,918,501.52
4. Servicing Fee:
Servicing Fee Due					566,856.57
Servicing Fee Paid					566,856.57
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					12,025,029.48

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					14,369.74

Class A-2 Notes Monthly Interest Paid					14,369.74
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					269,100.00

Class A-3 Notes Monthly Interest Paid					269,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Page 6 pf 9

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of April 2013

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	361,386.41
Total Note and Certificate Monthly Interest Paid	361,386.41
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	54,320,677.53

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	47,654,568.63

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	47,654,568.63
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,666,108.90

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of April 2013

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,666,108.90
Gross Reserve Account Balance		24,196,518.89
Remaining Available Collections Released to Seller		6,666,108.90
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		10.31
Monthly Prepayment Speed		90%
Lifetime Prepayment Speed		78%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,282,265.51
Securitization Value of Defaulted Receivables and Casualty Receivables	1,013,422.83	55
Aggregate Defaulted and Casualty Gain (Loss)	268,842.68
Pool Balance at Beginning of Collection Period	680,227,888.80
Net Loss Ratio	0.0395%

Cumulative Net Losses for all Periods	0.0029%	34,141.16

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,361,576.60	195
61-90 Days Delinquent	709,309.81	38
91-120+ Days Delinquent	223,283.07	12
Total Delinquent Receivables:	4,294,169.48	245
60+ Days Delinquencies as Percentage of Receivables	0.14%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	22,135,749.54	1,432
Securitization Value	22,125,591.06
Aggregate Residual Gain (Loss)	10,158.48

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	111,512,744.84	6,827
Cumulative Securitization Value	111,402,036.46
Cumulative Residual Gain (Loss)	110,708.38

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		13,140,659.36
Reimbursement of Outstanding Advance		10,918,501.52
Additional Advances for current period		15,611,052.44
Ending Balance of Residual Advance		17,833,210.28

Beginning Balance of Payment Advance		1,085,496.08
Reimbursement of Outstanding Payment Advance		539,671.39
Additional Payment Advances for current period		390,705.60
Ending Balance of Payment Advance		936,530.29

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of April 2013

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No